Research and Development Revenue	6 Months Ended
Jun. 30, 2023
Research and Development Revenue [Abstract]
RESEARCH AND DEVELOPMENT REVENUE

4. RESEARCH AND DEVELOPMENT REVENUE

For the three and six months ended June 30, 2023 and 2022, the Company’s revenues disaggregated by the major sources was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
BARDA	$4,020	$6,255	$8,963	$11,963
Other U.S governmental authorities	231	135	366	271
Total revenue	$4,251	$6,390	$9,329	$12,234